Income Taxes and Duties - Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure of Income Taxes and Duties [Line items]
Total duties, taxes and other	$ 18,244,619	$ 343,823,489	$ 461,578,223	$ 332,980,041
PEMEX [member]
Disclosure of Income Taxes and Duties [Line items]
Expected income tax expense		3,707,023	(41,316,168)	(20,055,588)
Tax effect of inflation-net		6,487,844	11,742,346	14,302,118
Difference between accounting and tax depreciation		(5,290,734)	(3,359,548)	(3,713,920)
Unrecognized Deferred tax asset			21,885,731
Impairment reserve for deferred taxes		(24,189,922)
Retirement benefits		(10,698,848)
Non-deductible expenses		4,826,745	1,781,012	1,954,659
Others-net		(3,831,120)	911,255	1,725,579
Total duties, taxes and other		$ (28,989,012)	$ (8,355,372)	$ (5,787,152)